Material Partly-Owned Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Statements [Line Items]
Subsidiaries of the Company

ASIA PACIFIC WIRE & CABLE CORPORATION LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The subsidiaries of the Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2017	2016
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Sigma-Epan International Pte Ltd. (“Sigma-Epan”) (Liquidated)	0%	100%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	100%	100%
Shanghai Yayang Electric Co., Ltd. (“SYE”) (iii)	68.75%	66.35%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”) (iv)	97.93%	100%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”) (iv)	97.93%	100%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”) (iv)	98.06%	99.40%

2.2	Basis of consolidation (continued)
	Percentage of equity interest
Place of incorporation and operations	2017	2016
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)	30.56%	30.56%

(i)	Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

(ii)

The directors have concluded that the Company controls SFO, even though it holds less than half of the voting rights of this subsidiary. This is because the Company is the largest shareholder with a 50.93% equity interest in Charoong Thai, which holds a 60% equity interest of SFO.

(iii)

In June 2017, SYE increased its paid-in capital by US$1 million by converting the loan from CCH(HK). The interest of CCH(HK) in SYE increased from 31.42% to 37.92%, as a result, the Company’s interest in SYE increased by 2.4% to 68.75%.

(iv)

In September 2013, CCH(HK) increased its paid-up share capital by US$2 million through the issuance of 7.8 million mandatory converting preference shares to Siam Pacific. The preference share was not entitled to voting right.

In December 2017, the preference share of 7.8 million shares held by Siam Pacific was converted into 7.8 million ordinary shares. As a result of the preference share conversion, the interest of the Company in CCH (HK) and PEWS decreased by 2.07% to 97.93% and in APEC decreased by 1.34% to 98.06%.

The Company recorded the effect of change in shareholding of the subsidiaries, amounting to $232 thousands; under the caption of “Additional paid-in capital” in consolidated statement of change in equity.

Subsidiaries with material non-controlling interests [Member]
Statements [Line Items]
Subsidiaries of the Company

Proportion of equity interest held by NCI:

		As of December 31,
Name	Country of incorporation and operation	2017	2016
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
SYE	China	31.25%	33.65%

Accumulated Balances and Profit / (Loss) of Material Non-controlling Interests

	As of December 31,
	2017	2016
	US$’000	US$’000
Accumulated balances of material NCI:
CTW Consolidated	64,995	56,380
SYE	1,758	1,450

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Profit / (loss) of material NCI:
CTW Consolidated	4,896	3,812	(789)
SYE	(15)	(181)	(364)

Summarized Financial Information of Subsidiaries

The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized income statements for 2017:

	CTW consolidated	SYE
	US$’000	US$’000
Revenues	207,529	33,533
Cost of sales	(187,342)	(31,937)
Administrative expenses	(7,817)	(1,559)
Finance costs	(711)	(346)
Exchange gain/(loss)	1,335	282
Others	(9)	—
Profit/(loss) before tax	12,985	(27)
Income tax expense	(2,727)	—
Profit/(loss) for the year	10,258	(27)
Total comprehensive income/(loss)	20,440	318
Profit/(loss) attributable to non-controlling interests	4,896	(15)
Dividends paid to non-controlling interests	1,943	—
6.	MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)

Summarized income statements for 2016:

	CTW consolidated	SYE
	US$’000	US$’000
Revenues	152,988	30,056
Cost of sales	(139,575)	(28,247)
Administrative expenses	(7,264)	(1,748)
Finance costs	(401)	(377)
Gain on disposal of investment property	4,466	—
Exchange gain/(loss)	618	(221)
Others	(55)	—
Profit/(loss) before tax	10,777	(537)
Income tax expense	(3,009)	—
Profit/(loss) for the year	7,768	(537)
Total comprehensive income/(loss)	8,450	(814)
Profit/(loss) attributable to non-controlling interests	3,812	(181)
Dividends paid to non-controlling interests	1,142	—

Summarized income statements for 2015:

	CTW consolidated	SYE
	US$’000	US$’000
Revenues	167,462	30,120
Cost of sales	(158,037)	(29,171)
Administrative expenses	(6,776)	(1,422)
Finance costs	(653)	(555)
Gain on disposal of investment property	32	—
Exchange loss	(3,027)	(54)
Others	46	—
Loss before tax	(953)	(1,082)
Income tax expense	(655)	—
Loss for the year	(1,608)	(1,082)
Total comprehensive loss	(11,461)	(1,392)
Loss attributable to non-controlling interests	(789)	(364)
Dividends paid to non-controlling interests	2,035	—

Summarized balance sheets as of December 31, 2017:

	CTW consolidated	SYE
	US$’000	US$’000
Cash, inventory and other current assets	149,875	15,063
Property, plant and equipment and other non-current assets	41,983	1,920
Trade and other payable (current)	(47,451)	(11,356)
Other non-current liabilities	(7,536)	—
Total equity	136,871	5,627
Equity attributable to equity holders of the parent	71,876	3,869
Non-controlling interests	64,995	1,758

6.	MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)

Summarized balance sheets as of December 31, 2016:

	CTW consolidated	SYE
	US$’000	US$’000
Cash, inventory and other current assets	117,401	11,767
Property, plant and equipment and other non-current assets	38,926	1,774
Trade and other payable (current)	(30,871)	(9,232)
Other non-current liabilities	(6,096)	—
Total equity	119,360	4,309
Equity attributable to equity holders of the parent	62,980	2,859
Non-controlling interests	56,380	1,450

Summarized cash flow information for the year ended December 31, 2017:

	CTW consolidated	SYE
	US$’000	US$’000
Operating	(24,018)	833
Investing	6,589	(252)
Financing	12,836	(563)
Effect of changes in exchange rate on cash	1,678	65
Net (decrease) increase in cash and cash equivalents	(2,915)	83

Summarized cash flow information for the year ended December 31, 2016:

	CTW consolidated	SYE
	US$’000	US$’000
Operating	7,319	(716)
Investing	443	(341)
Financing	(10,586)	1,470
Effect of changes in exchange rate on cash	(404)	(44)
Net (decrease) increase in cash and cash equivalents	(3,228)	369

Summarized cash flow information for the year ended December 31, 2015:

	CTW consolidated	SYE
	US$’000	US$’000
Operating	907	2,046
Investing	585	(68)
Financing	(19,043)	(2,619)
Effect of changes in exchange rate on cash	(3,384)	(64)
Net decrease in cash and cash equivalents	(20,935)	(705)